November 5, 2001


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: The 59 Wall Street Trust (File No. 33-48606) (the "Registrant"); Statement of Additional Information dated October 26, 2001 for The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund
         ----------------------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the above-captioned Statement of Additional Information that would have been filed by the Registrant on behalf of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 13 to the Registrant's registration statement on Form N-1A (File No. 33-48606) (the "Amendment") would not have been different from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Fund and was filed electronically on October 26, 2001.

Please direct any comments or questions regarding this certificate to the undersigned at (617) 423-0800.

Very truly yours,


THE 59 WALL STREET TRUST



By:      /s/CHRISTINE D. DORSEY
         Christine D. Dorsey
         Secretary